Consolidated Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Intangible assets	kr 470.0	kr 470.0
Property, plant and equipment	237.0	162.0
Right-of-use assets	177.0
Receivables	11.0	10.0
Deferred tax assets	139.0	386.0
Other investments	149.0
Total non-current assets	1,183.0	1,028.0
Receivables	2,990.0	1,327.0
Marketable securities	7,419.0	5,573.0
Cash and cash equivalents	3,552.0	533.0
Total current assets	13,961.0	7,433.0
Total assets	15,144.0	8,461.0
SHAREHOLDERS’ EQUITY AND LIABILITIES
Share capital	65.1	61.0
Share premium	11,755.0	8,059.0
Other reserves	98.0	92.0
Retained Earnings	2,130.0	(198.0)
Total shareholders' equity	14,048.0	8,014.0
Provisions	2.0	1.0
Lease liabilities	155.0
Other payables	1.0	2.0
Total non-current liabilities	158.0	3.0
Provisions	2.0	1.0
Corporate tax payable	73.0	128.0
Lease liabilities	26.0
Other payables	839.0	316.0
Total current liabilities	938.0	444.0
Total liabilities	1,096.0	447.0
Total shareholders' equity and liabilities	kr 15,144.0	kr 8,461.0